Grant Revenue - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Grant Revenue [Line Items]
Grant revenue	$ 20	$ 493	$ 277	$ 818	$ 1,595	$ 785
Deferred revenue	8,939		8,939		963	1,663
Bill and Melinda Gates Foundation [Member]
Grant Revenue [Line Items]
Deferred revenue					1,000	1,700
Bill and Melinda Gates Foundation [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Grant Revenue [Line Items]
Grant receivable							$ 3,300
Aggregate grant received					2,400	900
Research and developments costs associated with grant	16	400	300	700	1,400	700
Grant revenue	20	$ 500	300	$ 800	1,600	$ 800
Deferred revenue	$ 700		$ 700		$ 1,300